SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
PartnerRe Ltd.
Supplementary Insurance Information
For the years ended December 31, 2019, 2018 and 2017
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Gross Reserves	Unearned Premiums	Other Benefits Payable	Premium Revenue	Net Investment Income (1)	Losses Incurred	Acquisition Costs	Other Expenses (2)	Net Premiums Written
2019
Non-life	$640,442	$10,357,981	$2,420,009	$—	$5,058,056	$ N/A	$3,662,891	$1,306,388	$107,414	$5,438,807
Life and Health	234,166	—	13,851	2,417,044	1,467,162	71,756	1,263,016	149,074	69,191	1,470,251
Corporate and Other	—	5,402	—	—	—	376,782	(2,751)	—	193,364	—
Total	$874,608	$10,363,383	$2,433,860	$2,417,044	$6,525,218	$448,538	$4,923,156	$1,455,462	$369,969	$6,909,058

2018
Non-life	$553,535	$9,885,913	$2,062,736	$—	$4,301,862	$ N/A	$3,168,647	$1,107,760	$102,397	$4,592,282
Life and Health	189,511	—	10,217	2,198,080	1,211,948	65,567	1,024,608	129,704	51,055	1,211,082
Corporate and Other	—	9,463	—	—	—	350,354	—	—	152,116	—
Total	$743,046	$9,895,376	$2,072,953	$2,198,080	$5,513,810	$415,921	$4,193,255	$1,237,464	$305,568	$5,803,364

2017
Non-life	$493,196	$10,102,172	$1,807,013	$—	$4,055,191	$ N/A	$3,005,567	$1,023,065	$121,134	$4,154,809
Life and Health	179,111	—	11,986	2,098,759	969,790	59,895	835,415	96,708	44,346	965,117
Corporate and Other	—	—	—	—	—	342,176	—	—	182,918	—
Total	$672,307	$10,102,172	$1,818,999	$2,098,759	$5,024,981	$402,071	$3,840,982	$1,119,773	$348,398	$5,119,926

(1)
Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.

(2)
Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.